Financial Statements Schedule 1 - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Schedule Information About Financial Information [abstract] [Abstract]
Cash dividends paid	¥ 0	¥ 0	¥ 0